15. Receivable from Related Parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Receivable from related parties	R$ 168,991	R$ 184,109
Receivable from related parties, current	38,835	28,968	R$ 19,482
Receivable from related parties, noncurrent	130,156	155,141	R$ 192,803
Controlling shareholders: State of Paraná
Disclosure of transactions between related parties [line items]
Receivable from related parties	130,417	155,141
Joint Ventures: Voltalia São Miguel do Gostoso
Disclosure of transactions between related parties [line items]
Receivable from related parties	38,169	28,968
Joint Ventures: Structure sharing
Disclosure of transactions between related parties [line items]
Receivable from related parties	R$ 405	R$ 0